CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Pactera Technology International Limited shareholders	Common shares	Treasury stock	Additional paid-in capital	Shares to be issued in connection with business acquisition	Statutory reserve	(Accumulated deficit) Retained earnings	Accumulated other comprehensive income	Non-controlling interest
Balance at Dec. 31, 2010	$ 174,952	$ 174,952	$ 58		$ 176,517		$ 3,778	$ (15,990)	$ 10,589
Balance (in shares) at Dec. 31, 2010			41,536,412
Increase (Decrease) in Stockholders' Equity
Repurchase of common shares (in shares)			(2)
Issuance of common shares for share-based compensation	2	2	2
Issuance of common shares for share-based compensation (in shares)			1,075,406
Capital contribution from non-controlling interest	909									909
Stock option exercise	4,235	4,235			4,235
Share-based compensation	5,656	5,656			5,656
Vesting of nonvested shares award (in shares)			108,251
Provision for statutory reserve							2,875	(2,875)
Net income	18,398	17,901						17,901		497
Foreign currency translation adjustments	5,738	5,738							5,738
Balance at Dec. 31, 2011	209,890	208,484	60		186,408		6,653	(964)	16,327	1,406
Balance (in shares) at Dec. 31, 2011			42,720,067
Increase (Decrease) in Stockholders' Equity
Repurchase of common shares (in shares)			(1)
Issuance of common shares for share-based compensation	14	14	3		11
Issuance of common shares for share-based compensation (in shares)			2,150,814
Issuance of common share for business acquisition	326,778	326,778	60		326,718
Issuance of common share for business acquisition (in shares)			43,441,188
Balance brought forward from VanceInfo as a result of the merger		(1,270)			(11,407)	619	9,518			1,270
Stock option exercise	1,933	1,933			1,933
Share-based compensation	11,125	11,125			11,125
Dividend distribution	(1,181)									(1,181)
Acquisition of non-controlling interest	(12,938)	(12,040)			(12,040)					(898)
Shares issuable in connection with business acquisition	918	918				918
Provision for statutory reserve							729	(729)
Net income	3,325	2,590						2,590		735
Foreign currency translation adjustments	2,460	2,453							2,453	7
Balance at Dec. 31, 2012	542,324	540,985	123		502,748	1,537	16,900	897	18,780	1,339
Balance (in shares) at Dec. 31, 2012	88,312,068		88,312,068
Increase (Decrease) in Stockholders' Equity
Repurchase of common shares	(30,000)	(30,000)		(29,907)	(93)
Repurchase of common shares (in shares)			(4,643,359)
Cancellation of common shares and treasury stock			(4)	18,678	(18,674)
Cancellation of common shares and treasury stock (in shares)			(379,278)
Reissuance of treasury stock for share based compensation				11,229	(11,229)
Reissuance of treasury stock for share based compensation (in shares)			1,743,359
Issuance of common share for business acquisition					2,464	(2,464)
Issuance of common share for business acquisition (in shares)			319,556
Disposal of variable interest entity	(71)	(71)			(71)
Stock option exercise	4,201	4,201			4,201
Share-based compensation	23,000	23,000			23,000
Vesting of nonvested shares award (in shares)			150,975
Vesting of nonvested shares of a subsidiary		(1,363)			(1,363)					1,363
Acquisition of non-controlling interest	(6,294)	(3,592)			(3,592)					(2,702)
Shares issuable in connection with business acquisition	3,430	3,430				3,430
Provision for statutory reserve							2,865	(2,865)
Net income	7,837	7,837						7,837
Foreign currency translation adjustments	5,846	5,846							5,846
Balance at Dec. 31, 2013	$ 550,273	$ 550,273	$ 119		$ 497,391	$ 2,503	$ 19,765	$ 5,869	$ 24,626
Balance (in shares) at Dec. 31, 2013	85,503,321		85,503,321